Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(2,407,194)	(767,304)	(185,512)	(26,981)
Accretion on redeemable noncontrolling interests	(106)	(5,725)	(2,422)	(352)
Numerator for basic and diluted net loss per share	(2,407,300)	(773,029)	(187,934)	(27,333)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	373,347,855	378,230,039	377,744,381	377,744,381
Loss per share-basic and diluted	(6.45)	(2.04)	(0.50)	(0.07)